UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08497

Name of Fund: BlackRock Corporate High Yield Fund III, Inc. (CYE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate

High Yield Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Auto Components — 0.9%
Dana Holding Corp.	66,400	$941,552
Delphi Automotive Plc (a)	45,708	1,553,601
		2,495,153
Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (a)	7,130	77,004
Capital Markets — 0.7%
American Capital Ltd. (a)	112,659	1,349,655
E*Trade Financial Corp. (a)	74,600	628,132
Uranium Participation Corp. (a)	35,440	181,597
		2,159,384
Chemicals — 0.2%
ADA-ES, Inc. (a)	1,820	29,757
Huntsman Corp.	28,000	460,320
		490,077
Commercial Banks — 0.5%
CIT Group, Inc. (a)	39,377	1,458,918
Communications Equipment — 0.4%
Loral Space & Communications Ltd.	12,778	1,087,025
Diversified Financial Services — 0.7%
Kcad Holdings I Ltd.	281,902,800	2,118,218
Diversified Telecommunication Services — 0.2%
Broadview Networks Holdings, Inc. (a)	33,638	225,035
Level 3 Communications, Inc. (a)	22,280	420,201
		645,236
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	70,784	212
Energy Equipment & Services — 0.9%
Laricina Energy Ltd. (a)	35,294	1,510,037
Osum Oil Sands Corp. (a)	82,000	1,031,862
		2,541,899
Health Care Providers & Services — 0.0%
Health Management Associates, Inc., Class A (a)	12,600	100,170
Hotels, Restaurants & Leisure — 0.0%
Travelport Worldwide Ltd.	76,940	10,002
Insurance — 0.7%
American International Group, Inc. (a)	61,659	2,042,763
Media — 1.5%
Belo Corp., Class A	23,782	171,231
Charter Communications, Inc., Class A (a)	58,545	4,147,913

	Shares		Value
Common Stocks
Media (concluded)
Clear Channel Outdoor Holdings, Inc., Class A (a)		9,964	$64,766
			4,383,910
Metals & Mining — 0.1%
African Minerals Ltd. (a)		47,050	186,616
Oil, Gas & Consumable Fuels — 0.1%
African Petroleum Corp. Ltd. (a)		196,300	227,393
Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd. (a)		122,117	399,537
Ainsworth Lumber Co. Ltd. (a)(b)		140,415	459,404
Western Forest Products, Inc. (a)		158,023	182,943
Western Forest Products, Inc. (a)		45,762	52,978
			1,094,862
Semiconductors & Semiconductor Equipment — 0.3%
Spansion, Inc., Class A (a)		64,237	752,858
SunPower Corp.		271	1,246
			754,104
Software — 0.1%
Bankruptcy Management Solutions, Inc. (a)		501	10
HMH Holdings/EduMedia (a)		20,718	414,357
			414,367
Wireless Telecommunication Services — 0.2%
MetroPCS Communications, Inc. (a)		45,260	482,019
Total Common Stocks – 7.9%			22,769,332

	Par (000)
Corporate Bonds
Aerospace & Defense — 0.8%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18	USD	230	246,675
7.13%, 3/15/21		295	318,969
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		846	922,140
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		535	519,161
Spirit Aerosystems, Inc., 7.50%, 10/01/17		337	360,590
			2,367,535
Air Freight & Logistics — 0.4%
National Air Cargo Group, Inc.: Series 1, 12.38%, 9/02/15		575	579,256

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Air Freight & Logistics (concluded)
National Air Cargo Group, Inc. (concluded):
Series 2, 12.38%, 8/16/15	USD	582	$586,228
			1,165,484
Airlines — 1.5%
American Airlines Pass- Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		672	685,638
Continental Airlines, Inc. Pass-Through Trust:
Series 1997-4, Class B, 6.90%, 7/02/18 (c)		278	281,508
Series 2010-1, Class B, 6.00%, 7/12/20		444	453,924
Delta Air Lines Pass-Through Trust:
Series 2002-1, Class G-1, 6.72%, 7/02/24		611	671,907
Series 2009-1, Class B, 9.75%, 6/17/18		192	215,077
Series 2010-1, Class B, 6.38%, 7/02/17		500	520,000
US Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		566	587,419
Series 2012-1, Class A, 6.75%, 12/03/22 (d)		500	500,000
Series 2012-1, Class C, 9.13%, 10/01/15		450	468,000
			4,383,473
Auto Components — 2.0%
Continental Rubber of America Corp., 4.50%, 9/15/19 (b)		150	151,500
Dana Holding Corp., 6.75%, 2/15/21		450	481,500
Delphi Corp., 6.13%, 5/15/21		170	187,850
Icahn Enterprises LP:
4.00%, 8/15/13 (b)(e)(f)		255	256,607
8.00%, 1/15/18		2,805	2,980,312
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		380	410,400
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	482	849,460
Titan International, Inc., 7.88%, 10/01/17	USD	465	489,413
			5,807,042
Beverages — 0.2%
Crown European Holdings SA:
7.13%, 8/15/18	EUR	138	197,424
7.13%, 8/15/18 (b)		198	283,260
			480,684

	Par (000)		Value
Corporate Bonds
Building Products — 0.9%
Building Materials Corp. of America (b):
7.00%, 2/15/20	USD	530	$577,700
6.75%, 5/01/21		790	865,050
Grohe Holding GmbH, 8.75%, 12/15/17 (e)	EUR	100	134,282
Momentive Performance Materials, Inc., 8.88%, 10/15/20 (b)	USD	350	347,375
USG Corp., 9.75%, 1/15/18		610	680,150
			2,604,557
Capital Markets — 0.9%
E*Trade Financial Corp.:
12.50%, 11/30/17		1,070	1,204,124
1.74%, 8/31/19 (b)(f)(g)		244	217,160
Series A, 1.74%, 8/31/19 (f)(g)		7	6,230
KKR Group Finance Co. LLC, 6.38%, 9/29/20 (b)		650	761,175
Nuveen Investments, Inc., 9.13%, 10/15/17 (b)		473	469,453
			2,658,142
Chemicals — 3.5%
Basell Finance Co. BV, 8.10%, 3/15/27 (b)		420	567,000
Celanese US Holdings LLC, 5.88%, 6/15/21		1,655	1,849,462
Ciech Group Financing AB, 9.50%, 11/30/19	EUR	160	216,674
Hexion US Finance Corp., 6.63%, 4/15/20	USD	60	59,850
Huntsman International LLC, 8.63%, 3/15/21		170	192,525
INEOS Finance Plc, 7.50%, 5/01/20 (b)		370	382,025
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	342	482,595
Kraton Polymers LLC, 6.75%, 3/01/19	USD	125	129,063
LyondellBasell Industries NV, 5.75%, 4/15/24		2,610	3,132,000
Nexeo Solutions LLC, 8.38%, 3/01/18		185	175,750
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		225	232,875
PolyOne Corp., 7.38%, 9/15/20		215	233,275
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		385	393,663
TPC Group LLC, 8.25%, 10/01/17		335	371,850
Tronox Finance LLC, 6.38%, 8/15/20 (b)		1,760	1,733,600
			10,152,207

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2012	2

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Commercial Banks — 0.7%
CIT Group, Inc.:
5.25%, 3/15/18	USD	550	$583,687
5.50%, 2/15/19 (b)		530	564,450
5.00%, 8/15/22		480	503,264
6.00%, 4/01/36		550	498,721
			2,150,122
Commercial Services & Supplies — 2.2%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (b)		279	291,555
ARAMARK Holdings Corp., 8.63%, 5/01/16 (b)(h)		440	451,004
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		540	560,471
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		102	107,407
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		25	25,625
Casella Waste Systems, Inc., 7.75%, 2/15/19		333	320,513
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (b)		622	628,220
Clean Harbors, Inc.:
5.25%, 8/01/20		528	542,520
5.13%, 6/01/21 (b)(d)		225	230,063
Covanta Holding Corp., 6.38%, 10/01/22		635	688,599
EC Finance Plc, 9.75%, 8/01/17	EUR	503	706,511
HDTFS, Inc. (b):
5.88%, 10/15/20	USD	90	92,925
6.25%, 10/15/22		265	274,606
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (b)		76	78,850
Mobile Mini, Inc., 7.88%, 12/01/20		365	396,481
RSC Equipment Rental, Inc., 8.25%, 2/01/21		468	524,160
Verisure Holding AB:
8.75%, 9/01/18	EUR	184	254,856
8.75%, 12/01/18		100	127,454
West Corp., 8.63%, 10/01/18	USD	135	139,388
			6,441,208
Communications Equipment — 1.4%
Avaya, Inc., 9.75%, 11/01/15		780	618,150
Frontier Communications Corp., 6.25%, 1/15/13		900	904,500
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		950	1,037,875
10.13%, 7/01/20		1,270	1,422,400
			3,982,925
Computers & Peripherals — 0.3%
EMC Corp., 1.75%, 12/01/13 (f)		135	211,950
NCR Corp., 5.00%, 7/15/22 (b)		280	283,500

	Par (000)		Value
Corporate Bonds
Computers & Peripherals (concluded)
SanDisk Corp., 1.50%, 8/15/17 (f)	USD	285	$317,063
			812,513
Construction & Engineering — 0.2%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)		200	198,000
H&E Equipment Services, Inc., 7.00%, 9/01/22 (b)		330	348,150
			546,150
Construction Materials — 2.1%
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	138	188,611
HD Supply, Inc. (b):
8.13%, 4/15/19	USD	1,545	1,741,988
11.00%, 4/15/20		1,475	1,703,625
11.50%, 7/15/20		1,810	1,977,425
Xefin Lux SCA, 8.00%, 6/01/18 (b)	EUR	254	341,902
			5,953,551
Consumer Finance — 0.2%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	445	486,163
Containers & Packaging — 1.6%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17	EUR	200	277,798
7.38%, 10/15/17 (b)		375	520,870
7.38%, 10/15/17 (b)	USD	200	217,750
9.13%, 10/15/20 (b)		395	424,625
9.13%, 10/15/20 (b)		409	441,720
Berry Plastics Corp.:
4.26%, 9/15/14 (e)		300	300,000
8.25%, 11/15/15		115	120,175
9.75%, 1/15/21		185	210,437
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	706	922,780
GCL Holdings SCA, 9.38%, 4/15/18 (b)		267	367,648
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	375	414,375
OI European Group BV, 6.88%, 3/31/17	EUR	155	209,145
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)	USD	180	194,400
			4,621,723
Distributors — 0.5%
VWR Funding, Inc., 7.25%, 9/15/17 (b)		1,374	1,418,655
Diversified Consumer Services — 2.0%
313 Group, Inc. (b):
6.38%, 12/01/19		627	617,595

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Diversified Consumer Services (concluded)
313 Group, Inc. (b) (concluded):
8.75%, 12/01/20	USD	597	$586,552
Laureate Education, Inc., 9.25%, 9/01/19 (b)		1,250	1,275,000
Service Corp. International, 7.00%, 6/15/17		2,780	3,197,000
ServiceMaster Co., 8.00%, 2/15/20		190	193,325
			5,869,472
Diversified Financial Services — 5.2%
Aircastle Ltd.:
6.75%, 4/15/17		470	497,025
6.25%, 12/01/19 (b)		326	330,890
Ally Financial, Inc.:
7.50%, 12/31/13		280	296,450
8.00%, 11/01/31		2,608	3,312,160
Citigroup, Inc., 5.95% (e)(i)		250	254,375
CNG Holdings, Inc., 9.38%, 5/15/20 (b)		472	480,260
Co-Operative Group Ltd., 5.63%, 7/08/20 (j)	GBP	170	281,681
DPL, Inc., 7.25%, 10/15/21	USD	1,175	1,239,625
Gala Group Finance Plc, 8.88%, 9/01/18	GBP	600	982,919
General Motors Financial Co., Inc., 6.75%, 6/01/18	USD	300	338,202
Lehman Brothers Holdings, Inc. (a)(k):
5.38%, 10/17/12	EUR	150	45,883
4.75%, 1/16/14		760	232,476
1.00%, 2/05/14		1,600	484,221
1.00%, 9/22/18	USD	175	40,250
1.00%, 12/31/49		620	142,600
Leucadia National Corp., 8.13%, 9/15/15		825	932,250
Reynolds Group Issuer, Inc.:
7.75%, 10/15/16	EUR	209	281,329
7.13%, 4/15/19	USD	245	264,600
9.00%, 4/15/19		215	221,450
7.88%, 8/15/19		255	280,500
9.88%, 8/15/19		580	614,800
5.75%, 10/15/20 (b)		2,085	2,131,912
Serta Simmons Holdings LLC, 8.13%, 10/01/20 (b)		550	553,438
WMG Acquisition Corp.:
11.50%, 10/01/18		416	470,080
6.00%, 1/15/21 (b)		331	339,275
			15,048,651
Diversified Telecommunication Services — 2.4%
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		518	517,500
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp., 6.38%, 9/15/20 (b)		475	488,063

	Par (000)		Value
Corporate Bonds
Diversified Telecommunication Services (concluded)
Consolidated Communications Finance Co., 10.88%, 6/01/20 (b)	USD	345	$370,875
ITC Deltacom, Inc., 10.50%, 4/01/16		252	269,640
Level 3 Communications, Inc., 8.88%, 6/01/19 (b)		315	330,750
Level 3 Financing, Inc.:
8.13%, 7/01/19		1,180	1,262,600
7.00%, 6/01/20 (b)		434	441,595
8.63%, 7/15/20		845	918,937
OTE Plc, 7.25%, 2/12/15 (j)	EUR	101	121,504
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		150	204,934
6.75%, 8/15/24		467	641,521
tw telecom holdings, Inc., 5.38%, 10/01/22 (b)	USD	300	310,500
Windstream Corp.:
8.13%, 8/01/13		460	478,400
7.88%, 11/01/17		393	435,248
			6,792,067
Electric Utilities — 0.7%
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		290	316,817
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	1,300	1,707,040
			2,023,857
Electrical Equipment — 0.5%
Belden, Inc., 5.50%, 9/01/22 (b)	USD	370	374,625
General Cable Corp., 5.75%, 10/01/22 (b)		610	622,200
Techem GmbH, 6.13%, 10/01/19	EUR	300	412,600
			1,409,425
Electronic Equipment, Instruments & Components — 0.3%
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	235	276,125
Micron Technology, Inc., Series C, 2.38%, 5/01/32 (b)(f)		261	241,099
NXP BV/NXP Funding LLC, 9.75%, 8/01/18 (b)		200	231,500
			748,724
Energy Equipment & Services — 3.7%
Atwood Oceanics, Inc., 6.50%, 2/01/20		140	149,450
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		395	387,100
Compagnie Générale de Géophysique, Veritas:
7.75%, 5/15/17		250	260,000
6.50%, 6/01/21		1,255	1,317,750
Forbes Energy Services Ltd., 9.00%, 6/15/19		365	329,413

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2012	4

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Energy Equipment & Services (concluded)
FTS International Services LLC/FTS International Services, Inc., 8.13%, 11/15/18 (b)	USD	1,182	$1,217,460
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (b)		155	158,100
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		315	322,875
Key Energy Services, Inc., 6.75%, 3/01/21		450	451,125
MEG Energy Corp. (b):
6.50%, 3/15/21		1,205	1,257,719
6.38%, 1/30/23		450	466,875
Oil States International, Inc., 6.50%, 6/01/19		320	340,000
Peabody Energy Corp.:
6.25%, 11/15/21		1,405	1,457,687
7.88%, 11/01/26		375	403,125
Precision Drilling Corp.:
6.63%, 11/15/20		75	79,125
6.50%, 12/15/21		295	308,275
Seadrill Ltd., 5.63%, 9/15/17 (b)		1,660	1,660,000
			10,566,079
Food & Staples Retailing — 0.3%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18	GBP	327	512,115
Rite Aid Corp., 9.25%, 3/15/20	USD	375	382,500
			894,615
Food Products — 0.4%
Darling International, Inc., 8.50%, 12/15/18		115	131,819
Del Monte Corp., 7.63%, 2/15/19		61	62,677
Post Holdings, Inc., 7.38%, 2/15/22 (b)		520	555,750
Smithfield Foods, Inc., 6.63%, 8/15/22		477	505,620
			1,255,866
Health Care Equipment & Supplies — 2.1%
Biomet, Inc. (b):
6.50%, 8/01/20		1,523	1,591,535
6.50%, 10/01/20		2,161	2,139,390
DJO Finance LLC:
8.75%, 3/15/18 (b)		379	413,110
7.75%, 4/15/18		100	93,250
9.88%, 4/15/18 (b)		450	451,125
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (b)		208	233,480
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		540	622,350
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19 (b)		320	300,800

	Par (000)		Value
Corporate Bonds
Health Care Equipment & Supplies (concluded)
Teleflex, Inc., 6.88%, 6/01/19	USD	295	$317,862
			6,162,902
Health Care Providers & Services — 7.8%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		570	598,500
Care UK Health & Social Care Plc, 9.75%, 8/01/17	GBP	130	223,380
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	USD	785	826,212
7.13%, 7/15/20		456	482,220
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	494	693,870
Crown Newco 3 Plc:
7.00%, 2/15/18 (b)	GBP	364	612,342
7.00%, 2/15/18		100	168,226
DaVita HealthCare Partners, Inc., (FKA Davita, Inc.), 5.75%, 8/15/22	USD	893	933,185
HCA, Inc.:
8.50%, 4/15/19		135	151,538
6.50%, 2/15/20		2,045	2,295,512
7.88%, 2/15/20		95	106,756
7.25%, 9/15/20		2,410	2,687,150
5.88%, 3/15/22		220	239,250
4.75%, 5/01/23		730	737,300
Hologic, Inc., 6.25%, 8/01/20 (b)		1,897	2,015,562
IASIS Healthcare LLC, 8.38%, 5/15/19		1,538	1,453,410
INC Research LLC, 11.50%, 7/15/19 (b)		410	414,100
Omnicare, Inc., 7.75%, 6/01/20		1,005	1,111,781
PSS World Medical, Inc., 6.38%, 3/01/22		334	392,450
Symbion, Inc., 8.00%, 6/15/16		345	355,350
Tenet Healthcare Corp.:
10.00%, 5/01/18		839	956,460
6.25%, 11/01/18		330	363,000
8.88%, 7/01/19		2,624	2,938,880
6.75%, 2/01/20 (b)		525	532,219
4.75%, 6/01/20 (b)		761	766,708
Vanguard Health Holding Co. II LLC, 7.75%, 2/01/19 (b)		465	478,950
			22,534,311
Health Care Technology — 1.0%
IMS Health, Inc. (b):
12.50%, 3/01/18		2,225	2,631,062
6.00%, 11/01/20		143	147,648
			2,778,710
Hotels, Restaurants & Leisure — 4.5%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18 (b)		174	180,960

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Hotels, Restaurants & Leisure (concluded)
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17	USD	1,225	$1,316,109
10.00%, 12/15/18		1,464	933,300
8.50%, 2/15/20 (b)		305	298,900
9.00%, 2/15/20 (b)		1,393	1,393,000
Carlson Wagonlit BV, 6.88%, 6/15/19 (b)		325	339,625
Cemex Finance LLC, 9.38%, 10/12/22 (b)		625	673,437
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	480	596,172
Diamond Resorts Corp., 12.00%, 8/15/18	USD	1,190	1,285,200
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)		140	135,100
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	324	477,154
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	265	360,155
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)	USD	300	279,000
MGM Resorts International:
10.38%, 5/15/14		190	212,325
4.25%, 4/15/15 (f)		1,080	1,099,575
11.13%, 11/15/17		1,400	1,536,500
MTR Gaming Group, Inc., 11.50%, 8/01/19		151	158,288
Station Casinos LLC, 3.66%, 6/18/18		672	569,520
Travelport LLC:
5.04%, 9/01/14 (e)		180	126,900
9.88%, 9/01/14		40	31,400
9.00%, 3/01/16		120	84,600
6.31%, 12/01/16 (b)(e)(h)		426	315,224
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(k)		305	—
Wynn Las Vegas LLC, 5.38%, 3/15/22		620	657,200
			13,059,644
Household Durables — 2.3%
Algeco Scotsman Global Finance Plc, 9.00%, 10/15/18	EUR	100	133,957
Beazer Homes USA, Inc., 6.63%, 4/15/18 (b)	USD	50	53,250
Jarden Corp., 7.50%, 1/15/20	EUR	305	432,368
K Hovnanian Enterprises, Inc.:
6.00%, 12/01/17 (f)	USD	150	171,405
7.25%, 10/15/20 (b)		950	1,018,875
Libbey Glass, Inc., 6.88%, 5/15/20 (b)		610	652,700
PH Holding LLC, 9.75%, 12/31/17		345	338,100

	Par (000)		Value
Corporate Bonds
Household Durables (concluded)
Pulte Group, Inc., 6.38%, 5/15/33	USD	190	$186,200
The Ryland Group, Inc., 6.63%, 5/01/20		340	378,250
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	303	419,681
Standard Pacific Corp.:
10.75%, 9/15/16	USD	1,290	1,580,250
8.38%, 1/15/21		970	1,110,650
William Lyon Homes, Inc., 8.50%, 11/15/20 (b)		300	304,500
			6,780,186
Household Products — 0.9%
Ontex IV SA:
7.50%, 4/15/18	EUR	104	142,020
7.50%, 4/15/18 (b)		150	204,837
9.00%, 4/15/19		213	282,558
Spectrum Brands Escrow Corp. (b):
6.38%, 11/15/20	USD	384	398,400
6.63%, 11/15/22		250	261,875
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18		950	1,081,812
Spectrum Brands, Inc., 6.75%, 3/15/20 (b)		96	100,080
			2,471,582
Independent Power Producers & Energy Traders — 3.1%
The AES Corp., 7.38%, 7/01/21		275	304,563
Calpine Corp. (b):
7.25%, 10/15/17		162	173,340
7.50%, 2/15/21		90	99,450
7.88%, 1/15/23		401	447,115
Energy Future Holdings Corp., 10.00%, 1/15/20		1,440	1,530,000
Energy Future Intermediate Holding Co. LLC:
6.88%, 8/15/17 (b)		755	773,875
10.00%, 12/01/20		2,391	2,665,965
GenOn REMA LLC:
9.24%, 7/02/17		242	263,892
Series C 9.68%, 7/02/26		305	326,350
Laredo Petroleum, Inc.:
9.50%, 2/15/19		485	543,200
7.38%, 5/01/22		370	400,525
NRG Energy, Inc., 6.63%, 3/15/23 (b)		660	683,100
QEP Resources, Inc.:
5.38%, 10/01/22		333	351,315
5.25%, 5/01/23		255	267,750
			8,830,440
Industrial Conglomerates — 2.1%
Sequa Corp. (b):
11.75%, 12/01/15		2,170	2,245,950

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2012	6

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Industrial Conglomerates (concluded)
Sequa Corp. (b) (concluded):
13.50%, 12/01/15	USD	3,664	$3,810,571
			6,056,521
Insurance — 0.9%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		1,570	1,620,044
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		225	235,125
Genworth Financial, Inc., 7.63%, 9/24/21		430	464,493
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		260	242,450
TMF Group Holding B.V., 9.88%, 12/01/19	EUR	100	131,843
			2,693,955
IT Services — 3.0%
Ceridian Corp., 8.88%, 7/15/19 (b)	USD	1,480	1,583,600
Epicor Software Corp., 8.63%, 5/01/19		570	594,225
First Data Corp.:
7.38%, 6/15/19 (b)		1,580	1,623,450
8.88%, 8/15/20 (b)		535	585,825
6.75%, 11/01/20 (b)		1,485	1,496,137
8.25%, 1/15/21 (b)		236	235,410
12.63%, 1/15/21		1,129	1,188,272
SunGard Data Systems, Inc.:
7.38%, 11/15/18		550	586,438
6.63%, 11/01/19 (b)		805	821,100
			8,714,457
Machinery — 1.5%
The Manitowoc Co., Inc., 5.88%, 10/15/22		475	475,000
SPX Corp., 6.88%, 9/01/17		175	196,000
Terex Corp., 6.00%, 5/15/21		535	555,062
UR Merger Sub Corp.:
5.75%, 7/15/18 (b)		257	276,918
7.38%, 5/15/20 (b)		440	480,700
7.63%, 4/15/22 (b)		1,997	2,211,677
6.13%, 6/15/23		190	195,225
			4,390,582
Media — 10.2%
Affinion Group, Inc., 7.88%, 12/15/18		815	652,000
AMC Networks, Inc., 7.75%, 7/15/21		225	255,375
Cablevision Systems Corp., 5.88%, 9/15/22		490	480,200
CCO Holdings LLC:
6.50%, 4/30/21		308	332,255
5.25%, 9/30/22		1,080	1,088,100

	Par (000)		Value
Corporate Bonds
Media (continued)
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (b)	USD	1,065	$883,950
Checkout Holding Corp., 13.99%, 11/15/15 (b)(g)		670	448,900
Cinemark USA, Inc., 8.63%, 6/15/19		220	243,100
Clear Channel Communications, Inc., 9.00%, 12/15/19 (b)		766	694,188
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (b)		621	617,895
6.50%, 11/15/22 (b)		1,679	1,687,395
Series B, 7.63%, 3/15/20		1,127	1,104,460
Cox Enterprises, Inc.:
Loan Close 2, 12.00%, 8/15/18		688	687,919
Loan Close 3, 4.00%, 8/15/18		786	786,488
Shares Loan, 12.00%, 8/15/18		811	811,144
DISH DBS Corp., 5.88%, 7/15/22		1,010	1,081,963
Harron Communications LP, 9.13%, 4/01/20 (b)		320	348,000
Intelsat Jackson Holdings SA (b):
7.25%, 10/15/20		700	745,500
6.63%, 12/15/22		170	170,000
Intelsat Luxembourg SA:
11.25%, 2/04/17		620	657,200
11.50%, 2/04/17		1,200	1,273,500
Interactive Data Corp., 10.25%, 8/01/18		1,345	1,506,400
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		340	373,575
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)	EUR	345	483,064
Lamar Media Corp., 5.88%, 2/01/22	USD	140	148,925
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		735	793,800
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		558	616,590
Nara Cable Funding Ltd., 8.88%, 12/01/18	EUR	200	252,307
Nielsen Finance LLC:
11.63%, 2/01/14	USD	117	130,309
7.75%, 10/15/18		1,513	1,686,995
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	207	340,765
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	500	460,000
ProtoStar I Ltd., 18.00%, 10/15/13 (a)(b)(k)		850	425
Truven Health Analytics, Inc., 10.63%, 6/01/20 (b)		510	545,700

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Media (concluded)
Unitymedia GmbH:
9.63%, 12/01/19	EUR	168	$244,187
9.63%, 12/01/19 (b)		570	828,492
9.50%, 3/15/21		320	476,563
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17 (b)	USD	666	722,610
7.50%, 3/15/19	EUR	794	1,132,132
5.50%, 1/15/23 (b)(d)	USD	520	520,000
Univision Communications, Inc., 6.75%, 9/15/22 (b)		120	121,200
UPC Holding BV, 9.88%, 4/15/18 (b)		400	447,500
UPCB Finance II Ltd.:
6.38%, 7/01/20	EUR	300	406,747
6.38%, 7/01/20 (b)		822	1,114,488
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)	USD	300	307,500
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	388	555,327
			29,265,133
Metals & Mining — 4.1%
ArcelorMittal:
9.50%, 2/15/15	USD	315	350,864
4.25%, 8/05/15		485	489,948
4.25%, 3/01/16		125	125,545
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	460	613,210
FMG Resources August 2006 Property Ltd. (b):
7.00%, 11/01/15	USD	205	209,100
6.38%, 2/01/16		438	441,184
6.88%, 4/01/22		75	73,125
Global Brass and Copper, Inc., 9.50%, 6/01/19 (b)		300	322,500
GoldCorp, Inc., 2.00%, 8/01/14 (f)		1,060	1,199,788
Kaiser Aluminum Corp., 8.25%, 6/01/20		225	246,375
New Gold, Inc. (b):
7.00%, 4/15/20		150	159,375
6.25%, 11/15/22		300	306,750
New World Resources NV, 7.88%, 5/01/18	EUR	210	279,261
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (f)	USD	1,475	1,783,828
Novelis, Inc., 8.75%, 12/15/20		3,065	3,432,800
Perstorp Holding AB, 8.75%, 5/15/17 (b)		205	206,025
Schmolz + Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	315	334,089
Steel Dynamics, Inc., 6.38%, 8/15/22 (b)	USD	245	256,025

	Par (000)		Value
Corporate Bonds
Metals & Mining (concluded)
Taseko Mines Ltd., 7.75%, 4/15/19	USD	420	$399,000
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		270	291,600
Walter Energy, Inc., 9.88%, 12/15/20 (b)		265	275,600
			11,795,992
Multiline Retail — 0.4%
Dollar General Corp., 4.13%, 7/15/17		792	831,600
Dufry Finance SCA, 5.50%, 10/15/20 (b)		403	414,083
			1,245,683
Oil, Gas & Consumable Fuels — 9.9%
Access Midstream Partners LP, 6.13%, 7/15/22		275	291,500
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (f)		803	759,337
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (b)		680	720,800
Berry Petroleum Co., 6.38%, 9/15/22		410	422,300
BreitBurn Energy Partners LP, 7.88%, 4/15/22 (b)		255	262,013
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		240	243,600
CCS, Inc., 11.00%, 11/15/15 (b)		570	577,125
Chaparral Energy, Inc., 7.63%, 11/15/22		220	226,050
Chesapeake Energy Corp.:
7.25%, 12/15/18		15	16,125
6.63%, 8/15/20		180	188,550
6.88%, 11/15/20		175	184,625
6.13%, 2/15/21		595	602,437
Concho Resources, Inc.:
7.00%, 1/15/21		160	176,400
6.50%, 1/15/22		110	119,900
5.50%, 10/01/22		475	490,437
Continental Resources, Inc., 7.13%, 4/01/21		370	417,175
Copano Energy LLC, 7.13%, 4/01/21		240	252,900
Crosstex Energy LP, 7.13%, 6/01/22 (b)		150	153,000
Crown Oil Partners IV LP, 15.00%, 3/07/15		603	636,508
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22 (b)		385	379,225
Denbury Resources, Inc., 8.25%, 2/15/20		1,167	1,318,710
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		555	625,762
7.75%, 6/15/19		900	967,500

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2012	8

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Oil, Gas & Consumable Fuels (continued)
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.88%, 5/01/19	USD	345	$373,463
7.75%, 9/01/22		215	223,063
EV Energy Partners LP, 8.00%, 4/15/19		150	157,500
Halcon Resources Corp., 8.88%, 5/15/21 (b)		230	238,050
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		260	281,450
Holly Energy Partners LP, 6.50%, 3/01/20 (b)		155	162,750
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		350	381,500
Linn Energy LLC:
6.50%, 5/15/19		95	96,425
6.25%, 11/01/19 (b)		1,305	1,309,894
8.63%, 4/15/20		225	245,813
7.75%, 2/01/21		200	211,000
MarkWest Energy Partners LP, 5.50%, 2/15/23		225	236,813
Newfield Exploration Co., 6.88%, 2/01/20		780	839,475
Northern Oil and Gas, Inc., 8.00%, 6/01/20		310	319,300
Oasis Petroleum, Inc.:
7.25%, 2/01/19		265	282,225
6.50%, 11/01/21		290	305,225
Offshore Group Investments Ltd., 11.50%, 8/01/15		692	761,200
OGX Petroleo e Gas Participacoes SA (b):
8.50%, 6/01/18		562	488,940
8.38%, 4/01/22		300	244,500
PBF Holding Co. LLC, 8.25%, 2/15/20 (b)		295	309,750
PDC Energy, Inc., 7.75%, 10/15/22 (b)		210	212,100
PetroBakken Energy Ltd., 8.63%, 2/01/20 (b)		1,195	1,195,000
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		575	603,750
Plains Exploration & Production Co., 6.88%, 2/15/23		1,155	1,189,650
Range Resources Corp.:
8.00%, 5/15/19		345	379,500
5.75%, 6/01/21		985	1,046,562
5.00%, 8/15/22		435	453,487
Regency Energy Partners LP, 5.50%, 4/15/23		370	388,500
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		1,520	1,641,600
6.50%, 11/01/20 (b)		325	325,000
SandRidge Energy, Inc.:
7.50%, 3/15/21		940	979,950

	Par (000)		Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
SandRidge Energy, Inc. (concluded):
8.13%, 10/15/22	USD	255	$272,850
7.50%, 2/15/23		545	566,800
SESI LLC:
6.38%, 5/01/19		325	346,125
7.13%, 12/15/21		235	261,438
SM Energy Co.:
6.63%, 2/15/19		130	137,475
6.50%, 11/15/21		265	279,575
6.50%, 1/01/23		390	411,450
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (b)		155	161,200
Vanguard Natural Resources, 7.88%, 4/01/20		270	276,075
			28,628,402
Paper & Forest Products — 1.2%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)		355	365,650
Boise Paper Holdings LLC:
9.00%, 11/01/17		60	65,400
8.00%, 4/01/20		125	135,938
Clearwater Paper Corp.:
10.63%, 6/15/16		390	428,025
7.13%, 11/01/18		585	634,725
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		345	361,387
NewPage Corp., 11.38%, 12/31/14 (a)(k)		2,070	993,600
Sappi Papier Holding GmbH (b):
8.38%, 6/15/19		200	212,000
6.63%, 4/15/21		140	134,400
			3,331,125
Pharmaceuticals — 0.9%
Capsugel Finance Co. SCA:
9.88%, 8/01/19	EUR	100	146,962
9.88%, 8/01/19 (b)		200	293,924
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)	USD	185	208,125
Mylan, Inc., 6.00%, 11/15/18 (b)		120	132,300
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16		434	457,870
6.88%, 12/01/18		270	291,938
6.38%, 10/15/20		405	430,313
6.75%, 8/15/21		490	525,525
			2,486,957
Professional Services — 0.0%
FTI Consulting, Inc., 6.75%, 10/01/20		43	45,688

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Real Estate Investment Trusts (REITs) — 0.6%
Felcor Lodging LP, 6.75%, 6/01/19	USD	1,023	$1,076,707
The Rouse Co. LP, 6.75%, 11/09/15		520	546,650
			1,623,357
Real Estate Management & Development — 2.5%
CBRE Services, Inc., 6.63%, 10/15/20		335	365,988
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (b)		710	738,400
Forest City Enterprises, Inc., 7.63%, 6/01/15		426	427,065
IVG Immobilien AG, 8.00% (a)(e)(i)(k)	EUR	300	202,886
Mattamy Group Corp., 6.50%, 11/15/20 (b)	USD	275	275,000
Realogy Corp.:
11.50%, 4/15/17		400	433,000
12.00%, 4/15/17		100	108,000
7.88%, 2/15/19 (b)		2,065	2,188,900
7.63%, 1/15/20 (b)		505	563,075
9.00%, 1/15/20 (b)		335	371,850
Shea Homes LP, 8.63%, 5/15/19		1,250	1,375,000
The Unique Pub Finance Co. Plc, Series A3, 6.54%, 3/30/21	GBP	100	151,403
			7,200,567
Road & Rail — 0.8%
The Hertz Corp.:
7.50%, 10/15/18	USD	550	602,250
6.75%, 4/15/19 (b)		290	313,200
7.38%, 1/15/21		415	451,312
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	88	124,177
8.50%, 7/31/15 (b)		546	770,459
			2,261,398
Semiconductors & Semiconductor Equipment — 0.2%
Spansion LLC, 7.88%, 11/15/17	USD	580	582,900
Software — 0.9%
Infor US, Inc., 9.38%, 4/01/19		1,530	1,705,950
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		500	515,000
Sophia LP, 9.75%, 1/15/19 (b)		442	470,730
			2,691,680
Specialty Retail — 3.1%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		365	406,063
Claire’s Stores, Inc., 9.00%, 3/15/19 (b)		869	924,399
House of Fraser Funding Plc:
8.88%, 8/15/18 (b)	GBP	285	461,179
8.88%, 8/15/18		221	357,616

	Par (000)		Value
Corporate Bonds
Specialty Retail (concluded)
Limited Brands, Inc.:
8.50%, 6/15/19	USD	785	$957,700
5.63%, 2/15/22		160	172,800
Michaels Stores, Inc., 7.75%, 11/01/18 (b)		234	253,598
Party City Holdings, Inc., 8.88%, 8/01/20 (b)		1,013	1,073,780
Penske Automotive Group, Inc., 5.75%, 10/01/22 (b)		540	549,450
Phones4u Finance Plc, 9.50%, 4/01/18 (b)	GBP	400	660,086
QVC, Inc. (b):
7.13%, 4/15/17	USD	230	242,124
7.50%, 10/01/19		625	688,339
7.38%, 10/15/20		290	321,493
5.13%, 7/02/22		429	454,589
Sally Holdings LLC:
6.88%, 11/15/19		545	606,312
5.75%, 6/01/22		512	554,240
Sonic Automotive, Inc., 9.00%, 3/15/18		370	406,537
			9,090,305
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22		440	461,450
Trading Companies & Distributors — 0.8%
Air Lease Corp., 4.50%, 1/15/16 (b)		590	594,425
Ashtead Capital, Inc., 6.50%, 7/15/22 (b)		490	521,850
Doric Nimrod Air Finance Alpha Ltd., Series 2012-1 (b):
Class A, 5.13%, 11/30/24		635	658,812
Class B, 6.50%, 5/30/21		575	587,765
			2,362,852
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)		431	456,860
Wireless Telecommunication Services — 3.7%
Cricket Communications, Inc.:
7.75%, 5/15/16		110	116,325
7.75%, 10/15/20		215	221,988
Crown Castle International Corp., 5.25%, 1/15/23 (b)		640	668,800
Digicel Group Ltd. (b):
8.25%, 9/01/17		1,180	1,265,550
8.25%, 9/30/20		945	1,004,062
MetroPCS Wireless, Inc., 6.63%, 11/15/20		760	803,700
NII Capital Corp., 7.63%, 4/01/21		341	235,290
Sprint Capital Corp., 6.88%, 11/15/28		1,702	1,753,060

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2012	10

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Wireless Telecommunication Services (concluded)
Sprint Nextel Corp. (b):
9.00%, 11/15/18	USD	2,280	$2,810,100
7.00%, 3/01/20		1,495	1,730,462
			10,609,337
Total Corporate Bonds – 103.8%			299,253,866

Floating Rate Loan Interests (e)
Airlines — 0.1%
Delta Air Lines, Inc., Term Loan B, 5.50%, 4/20/17		395	396,628
Auto Components — 0.8%
Federal-Mogul Corp., Term Loan B, 2.15%, 12/29/14		943	874,911
Schaeffler AG:
Term Loan B, 4.11%, 1/27/15	EUR	745	949,532
Term Loan C2, 6.00%, 1/27/17	USD	395	399,815
			2,224,258
Building Products — 0.1%
Wilsonart International Holdings LLC, Term Loan B, 5.50%, 10/19/19		425	427,125
Capital Markets — 0.6%
American Capital Holdings, Term Loan, 5.50%, 8/22/16		941	952,762
Nuveen Investments, Inc.:
Incremental Term Loan, 7.25%, 5/13/17		480	482,400
Second Lien Term Loan, 8.25%, 2/28/19		415	421,225
			1,856,387
Chemicals — 0.7%
ADS Waste Holdings, Inc., Term Loan B, 5.25%, 10/09/19		450	454,725
INEOS US Finance LLC, 6 Year Term Loan, 6.50%, 5/04/18		1,144	1,157,295
Styron Sarl LLC, Term Loan B, 8.00%, 8/02/17		393	375,931
			1,987,951
Commercial Services & Supplies — 0.3%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		441	446,585
Delos Aircraft, Inc., Term Loan B2, 4.75%, 4/12/16		550	555,846
			1,002,431

	Par (000)		Value
Floating Rate Loan Interests (e)
Communications Equipment — 0.7%
Avaya, Inc., Term Loan B1, 3.06%, 10/24/14	USD	253	$238,306
Zayo Group LLC, Term Loan B, 5.25%, 7/02/19		1,819	1,829,925
			2,068,231
Construction & Engineering — 0.7%
Safway Services LLC, Mezzanine Loan, 15.63%, 12/16/17		2,000	2,000,000
Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 7.25%, 10/12/17		1,112	1,141,063
Consumer Finance — 2.2%
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		2,280	2,285,700
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		4,001	3,951,988
			6,237,688
Diversified Consumer Services — 0.1%
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		144	142,600
Diversified Financial Services — 0.5%
Residential Capital LLC:
DIP Term Loan A1, 5.00%, 11/18/13		1,255	1,255,527
DIP Term Loan A2, 6.75%, 11/18/13		185	185,925
			1,441,452
Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		330	330,000
2019 Term Loan B, 5.25%, 8/01/19		270	271,687
Term Loan, 4.75%, 8/01/19		850	854,250
			1,455,937
Energy Equipment & Services — 1.7%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		1,727	1,782,087
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		2,787	2,901,008
Tervita Corp., Incremental Term Loan, 6.50%, 11/14/14		273	272,711
			4,955,806
Food & Staples Retailing — 0.0%
US Foods, Inc. (FKA U.S. Foodservice, Inc.), Extended Term Loan B, 5.75%, 3/31/17		74	72,776

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2012	11

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests (e)
Food Products — 0.1%
Advance Pierre Foods, Inc., Second Lien Term Loan, 5.75%, 7/10/17	USD	215	$216,989
Health Care Equipment & Supplies — 0.5%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		384	388,610
Hupah Finance, Inc., Term Loan B, 6.25% - 7.25%, 1/21/19		761	767,835
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		284	286,420
			1,442,865
Health Care Providers & Services — 0.5%
Genesis Healthcare Corp., Term Loan B, 10.75%, 9/25/17		190	182,875
Harden Healthcare LLC:
Add on Term Loan A, 7.75%, 3/02/15		374	362,247
Term Loan A, 8.50%, 3/02/15		354	347,292
inVentiv Health, Inc., Combined Term Loan, 6.50%, 8/04/16		682	642,566
			1,534,980
Hotels, Restaurants & Leisure — 2.4%
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.46%, 1/26/18		139	124,531
Incremental Term Loan B3, 3.22%, 1/28/15		75	72,656
Incremental Term Loan B4, 9.50%, 10/31/16		341	347,930
Term Loan B1, 3.21%, 1/28/15		540	523,125
Term Loan B2, 3.21%, 1/28/15		430	416,563
Harrah’s Property Co., Mezzanine Term Loan, 3.20%, 2/13/13		4,448	3,734,788
Kronos, Inc., Second Lien Term Loan, 9.75%, 4/24/20		515	515,000
Sabre, Inc., Non-Extended Initial Term Loan, 2.21%, 9/30/14		24	23,470
Station Casinos, Inc., Term Loan B, 5.50%, 9/07/19		1,035	1,037,587
Travelport LLC:
Extended Tranche A Term Loan, 6.31%, 12/01/16		196	58,844
Extended Tranche B Term Loan, 13.81%, 12/01/16		645	48,341
			6,902,835

	Par (000)		Value
Floating Rate Loan Interests (e)
Industrial Conglomerates — 0.1%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14	USD	178	$177,781
Term Loan, 3.46% - 3.61%, 12/03/14		121	120,925
			298,706
IT Services — 0.3%
Ceridian Corp., Extended Term Loan, 5.96%, 5/09/17		68	68,074
First Data Corp., 2018 Term Loan B, 4.21%, 3/23/18		785	746,927
			815,001
Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		650	648,824
Machinery — 0.2%
Rexnord Corp., Term Loan B, 4.50%, 4/02/18		591	595,215
Media — 3.6%
Affinion Group, Inc., Term Loan B, 6.50%, 7/16/15		39	36,347
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 2.71%, 7/03/14		322	245,568
Tranche 1 Incremental, 7.50%, 7/03/14		1,676	1,355,162
Cequel Communications LLC, Term Loan B, 4.00%, 2/14/19		288	288,341
Clear Channel Communications, Inc.:
Term Loan B, 3.86%, 1/29/16		1,278	1,036,757
Term Loan C, 3.86%, 1/29/16		428	338,743
EMI Music Publishing Ltd., Term Loan B, 5.50%, 6/29/18		434	438,035
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		412	413,443
Intelsat Jackson Holdings SA, Tranche B Term Loan, 4.50%, 4/02/18		5,460	5,473,159
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		409	411,110
Univision Communications, Inc., Extended Term Loan, 4.46%, 3/31/17		268	261,413
			10,298,078
Metals & Mining — 0.2%
Constellium Holdco BV, Term Loan B, 9.25%, 5/25/18		429	428,925

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2012	12

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests (e)
Oil, Gas & Consumable Fuels — 1.2%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17	USD	1,440	$1,414,800
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		921	920,626
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		235	236,469
Vantage Drilling Co., Term Loan, 6.25%, 10/26/17		985	970,225
			3,542,120
Paper & Forest Products — 0.5%
NewPage Corp., DIP Term Loan, 8.75%, 3/07/13		600	599,628
Verso Paper Finance Holdings LLC, Term Loan, 6.56% - 7.31%, 2/01/13 (h)		1,562	780,930
			1,380,558
Pharmaceuticals — 0.5%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		983	982,196
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18		312	316,868
			1,299,064
Professional Services — 0.1%
Truven Health Analytics, Inc., Term Loan B, 5.75%, 6/01/19		374	373,969
Real Estate Investment Trusts (REITs) — 0.3%
iStar Financial, Inc., Term Loan, 5.75%, 9/28/17		789	789,411
Real Estate Management & Development — 0.4%
Realogy Corp.:
Extended Letter of Credit Loan, 4.46%, 10/10/16		103	103,110
Extended Term Loan, 4.46%, 10/10/16		737	735,137
Stockbridge SBE Holdings LLC, Term Loan B, 13.00%, 5/02/17		185	182,688
			1,020,935
Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan A, 10.75%, 9/29/17		300	299,250
Software — 0.4%
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		1,232	1,243,308
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,134	1,111,614

	Par (000)		Value
Floating Rate Loan Interests (e)
Wireless Telecommunication Services — 1.2%
Vodafone Americas Finance 2, Inc. (h):
Term Loan, 6.88%, 8/11/15	USD	1,938	$1,976,937
Term Loan B, 6.25%, 7/11/16		1,341	1,377,492
			3,354,429
Total Floating Rate Loan Interests – 22.6%			65,007,409

	Beneficial Interest (000)
Other Interests (l)
Auto Components — 0.0%
Lear Corp. Escrow		460	4,887
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate		2,830	28
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (a)		575	6
Media — 0.0%
Adelphia Escrow (a)		750	8
Adelphia Recovery Trust (a)		941	94
			102
Total Other Interests – 0.0%			5,023

Preferred Securities
Capital Trusts – 0.2%		Par (000)
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (e)		865	581,712

	Shares
Preferred Stocks
Auto Components — 0.7%
Dana Holding Corp., 4.00% (b)(f)		17,830	2,156,316
Diversified Financial Services — 1.3%
Ally Financial, Inc., 7.00% (b)		3,733	3,634,542

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2012	13

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

	Shares	Value
Preferred Securities
Preferred Stocks
Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A, 7.63% (a)	8,994	$179,700
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O, 7.00% (a)	30,000	81,000
Freddie Mac, Series Z, 8.38% (a)	75,961	123,057
		204,057
Total Preferred Stocks – 2.2%		6,174,615

Trust Preferreds – 1.0%
Diversified Financial Services — 1.0%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)	115,590	2,999,380
Total Preferred Securities – 3.4%		9,755,707

Warrants (m)
Containers & Packaging — 0.0%
MDP Acquisitions Plc (Expires 10/10/13)	700	42,587
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)	32,042	1
Media — 0.0%
New Vision Holdings LLC, (Expires 9/30/14)	22	67,341
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)	334	—
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	1,164	—
		—
Total Warrants – 0.0%		109,929
Total Long-Term Investments (Cost – $389,290,461) – 137.7%		396,901,266

	Shares	Value
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (n)(o)	1,690,937	$1,690,937
Total Short-Term Securities (Cost – $1,690,937) – 0.6%		1,690,937

	Contracts
Options Purchased
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Group, Inc.	19	—
Total Options Purchased (Cost – $18,578) – 0.0%		—
Total Investments (Cost - $390,999,976*) – 138.3%		398,592,203
Liabilities in Excess of Other Assets – (38.3)%		(110,429,601)
Net Assets – 100.0%		$288,162,602

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$391,959,665
Gross unrealized appreciation	$20,894,964
Gross unrealized depreciation	(14,262,342)
Net unrealized appreciation	$6,632,622

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of security has been pledged as collateral in connection with swaps.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup, Inc.	$500,000	—
Goldman Sachs & Co.	$230,063	$5,063
JPMorgan Chase & Co.	$520,000	—

(e)	Variable rate security. Rate shown is as of report date.
(f)	Convertible security.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(i)	Security is perpetual in nature and has no stated maturity date.

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2012	14

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(k)	Issuer filed for bankruptcy and/or is in default of interest payments.
(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(n)	Represents the current yield as of report date.
(o)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 29, 2012	Net Activity	Shares Held at November 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	1,690,937	1,690,937	$694

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CAD	Canadian Dollar
DIP	Debtor-In-Possession
EBITDA	Earnings Before Interest Taxes Depreciation and Amortization
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2012	15

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

•	Financial futures contracts sold as of November 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
59	S&P 500 E-Mini Index	Chicago Mercantile	December 2012	$4,172,480	$(53,372)

•	Foreign currency exchange contracts as of November 30, 2012 were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	365,000	USD	472,278	Royal Bank of Scotland Group Plc	12/21/12	$2,512
GBP	110,000	USD	177,478	Bank of New York Mellon Corp.	1/16/13	(1,255)
GBP	110,000	USD	176,157	Citigroup, Inc.	1/16/13	66
USD	204,294	AUD	201,000	UBS AG	1/16/13	(4,769)
USD	2,883,042	CAD	2,819,500	UBS AG	1/16/13	47,237
USD	175,751	GBP	110,000	Citigroup, Inc.	1/16/13	(472)
USD	173,921	GBP	108,000	Citigroup, Inc.	1/16/13	902
USD	5,136,304	GBP	3,204,500	Goldman Sachs Group, Inc.	1/16/13	2,615
USD	175,279	GBP	110,000	JPMorgan Chase & Co.	1/16/13	(944)
USD	152,888	GBP	96,000	Royal Bank of Scotland Group Plc	1/16/13	(907)
USD	285,832	GBP	180,000	UBS AG	1/16/13	(2,532)
USD	225,809	GBP	142,000	UBS AG	1/16/13	(1,679)
EUR	28,000	USD	36,239	Bank of New York Mellon Corp.	1/23/13	195
EUR	286,000	USD	371,762	Citigroup, Inc.	1/23/13	388
EUR	212,000	USD	271,479	Citigroup, Inc.	1/23/13	4,380
EUR	730,000	USD	942,702	Citigroup, Inc.	1/23/13	7,191
EUR	53,000	USD	67,383	UBS AG	1/23/13	1,582
USD	63,848	EUR	50,000	Goldman Sachs Group, Inc.	1/23/13	(1,213)
USD	389,499	EUR	300,000	UBS AG	1/23/13	(868)
USD	22,102,369	EUR	16,854,000	UBS AG	1/23/13	171,546
Total						$223,975

•	Credit default swaps - buy protection outstanding as of November 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	$300	$(7,954)
Israel (State of)	1.00%	Deutsche Bank AG	3/20/17	$225	(7,528)
Israel Government Bond	1.00%	Deutsche Bank AG	3/20/17	$675	(22,986)
K Hovnanian Enterprises, Inc.	5.00%	Credit Suisse Securities (USA) LLC	9/20/17	$75	(426)
K Hovnanian Enterprises, Inc.	5.00%	Deutsche Bank AG	9/20/17	$30	(135)
K Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase & Co.	9/20/17	$30	(170)
Beazer Homes USA, Inc.	5.00%	JPMorgan Chase & Co.	12/20/17	$75	422
Total					$(38,777)

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2012	16

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

•	Credit default swaps - sold protection outstanding as of November 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Air Lease Corp.	5.00%	Goldman Sachs International	2/14/13	NR	$500	$4,246
CIT Group, Inc.	5.00%	Deutsche Bank AG	9/20/15	BB-	$3,400	456,210
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	B-	$274	8,599
ARAMARK Corp.	5.00%	Goldman Sachs International	3/20/16	B+	$500	36,340
ARAMARK Corp.	5.00%	Goldman Sachs International	6/20/16	B+	$300	21,897
ARAMARK Corp.	5.00%	Goldman Sachs International	6/20/16	B+	$300	23,451
ARAMARK Corp.	5.00%	Credit Suisse Securities (USA) LLC	9/20/16	B+	$125	13,195
ARAMARK Corp.	5.00%	Deutsche Bank AG	3/20/17	B+	$200	11,922
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B+	$470	66,068
Ford Motor Co.	5.00%	Deutsche Bank AG	3/20/17	BB+	$1,500	114,925
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	$1,600	336,960
Level 3 Communications, Inc.	5.00%	Goldman Sachs International	6/20/19	B-	$1,000	52,307
Total						$1,146,120

1 Using Standard & Poor’s rating.

2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2012	17

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$15,260,190	$2,209,623	$5,299,519	$22,769,332
Corporate Bonds	—	294,031,298	5,222,568	299,253,866
Floating Rate Loan Interests	—	51,406,737	13,600,672	65,007,409
Other Interests	94	—	4,929	5,023
Preferred Securities	3,383,137	6,372,570	—	9,755,707
Warrants	—	109,928	1	109,929
Short-Term Securities	1,690,937	—	—	1,690,937
Total	$20,334,358	$354,130,156	$24,127,689	$398,592,203

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$282,636	$863,484	$1,146,120
Foreign currency exchange contracts	—	238,614	—	238,614
Liabilities:
Credit contracts	—	(38,777)	—	(38,777)
Equity contracts	$(53,372)	—	—	(53,372)
Foreign currency exchange contracts	—	(14,639)	—	(14,639)
Total	$(53,372)	$467,834	$863,484	$1,277,946

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2012	18

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$26,996	—	—	$26,996
Cash pledged as collateral for financial futures contracts	248,000	—	—	248,000
Cash pledged as collateral for swaps	100,000	—	—	100,000
Foreign currency at value	16,807	—	—	16,807
Liabilities:
Cash received as collateral for swaps	—	$(1,000,000)	—	(1,000,000)
Loans payable	—	(115,000,000)	—	(115,000,000)
Total	$391,803	$(116,000,000)	—	$(115,608,197)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2012.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets/Liabilities:
Opening Balance, as of February 29, 2012	$4,322,217	$4,458,734	$9,295,244	$4,642	$352,582	$1	$18,433,420
Transfers into Level 3[1]	—	—	1,249,640	—	—	—	1,249,640
Transfers out of Level 3[1]	(38,470)	—	(130,528)	—	—	—	(168,998)
Accrued discounts/premiums	—	702	130,907	—	—	—	131,609
Net realized gain (loss)	(937,908)	—	(371,234)	—	(87,104)	(177,871)	(1,574,117)
Net change in unrealized appreciation/depreciation[2]	799,475	(233,692)	271,612	287	110,561	177,871	1,126,114
Purchases	1,154,217	1,121,399	4,581,222	—	—	—	6,856,838
Sales	(12)	(124,575)	(1,426,191)	—	(376,039)	—	(1,926,817)
Closing Balance, as of November 30, 2012	$5,299,519	$5,222,568	$13,600,672	$4,929	—	$1	$24,127,689
[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	The change in unrealized appreciation/depreciation on investments still held as of November 30, 2012 was $(402,578).

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2012	19

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
Assets:
Opening Balance, as of August 31, 2012	$237,861
Transfers into Level 3[3]	—
Transfers out of Level 3[3]	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[4]	625,623
Purchases	—
Issues[5]	—
Sales	—
Settlements[6]	—
Closing Balance, as of November 30, 2012	$863,484
[3]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[4]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of November 30, 2012 was $625,623.
[5]	Issues represent upfront cash received on certain derivative financial instruments.
[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments and derivative financial instruments as of November 30, 2012. The table does not include Level 3 investments and derivative financial instruments with values derived utilizing transaction prices from recent prior transactions or third party pricing information without adjustment for which such inputs are also unobservable. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments and derivative financial instruments. The value of Level 3 investments and derivative financial instruments derived using prices from prior transactions and/or third party pricing information is $12,010,509.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs[2]
Assets:
Common Stocks	$4,885,152	Market Comparable Companies	EBITDA Multiple	6.7x	6.7x
			Forward EBITDA Multiple	5.4x	5.4x
		Restructure Terms[3]	N/A	—	—
		Cost	N/A4	—	—
Corporate Bonds	4,605,043	Market Comparable Companies	Yield	9.67% – 12.1%	10.6%
			EBITDA Multiple	6.0x	6.0x
		Discounted Cashflow	Yield	12.0%	12.0%
		Restructure Terms[3]	N/A	—	—
Floating Rate Loan interests	3,490,469	Market Comparable Companies	Illiquidity Discount	50%	50%
			Yield	9.64%	9.64%
		Cost	N/A4	—	—
Total	$12,980,664

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Forward EBITDA Multiple	Increase	Decrease
Illiquidity Discount	Decrease	Increase
Yield	Decrease	Increase
[2]	Unobservable inputs are weighted based on the value of the investments included in the range.
[3]	Investment is valued based on the company’s financial restructuring plan.

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2012	20

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

[4]	The Fund fair values certain of its Level 3 investments using prior transaction prices (acquisition cost), although the transaction may not have occurred during the current reporting period. In such cases, these investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include,

but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2012	21

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund III, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Corporate High Yield Fund III, Inc.

Date:	January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Corporate High Yield Fund III, Inc.

Date:	January 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Corporate High Yield Fund III, Inc.

Date:	January 23, 2013